Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 3,299	$ 2,893
Less: Accumulated depreciation	(1,384)	(1,034)
Property and equipment, net	1,915	1,859
Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 983	858
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Property and equipment gross	$ 837	601
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	Shorter of estimated useful life or remaining lease term
Property and equipment gross	$ 891	850
Construction in progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 588	$ 584
Minimum [Member] | Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Maximum [Member] | Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	7 years